Commissions Expense (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Commissions Expense

Description	12/31/2019	12/31/2018	12/31/2017
Commissions related to trading and foreign exchange transactions	153,622	75,603	50,152
Commissions related to debt securities		445	688
Commissions paid ATM exchange	776,979	601,308	718,359
Commissions credit cards and foreign trade	346,152	423,091	595,239
Checkbooks commissions and compensating cameras	333,194	330,242	348,791

	1,609,947	1,430,689	1,713,229